Income Taxes - Interest and Penalty Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Interest expense (benefit)	$ 0	$ 0	$ (86)
Penalty expense (benefit)	$ 0	$ 0	$ (98)